Shareholder Fees (Invesco Mid Cap Basic Value Fund, Institutional Class, Invesco Mid Cap Basic Value Fund)	12 Months Ended
May 02, 2011
Invesco Mid Cap Basic Value Fund | Institutional Class, Invesco Mid Cap Basic Value Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none